Drilling units (Details) - Drilling rigs - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost
Opening balance	$ 6,599.0	$ 6,494.1
Additions	115.0	121.6
Disposals	0.0	(16.7)
Closing balance	6,714.0	6,599.0	$ 6,494.1
Accumulated depreciation
Opening balance	(1,428.1)	(1,153.2)
Depreciation	(280.3)	(274.9)	(266.3)
Closing balance	(1,708.4)	(1,428.1)	(1,153.2)
Net Book Value	5,005.6	5,170.9	5,340.9
Depreciation	$ 280.3	$ 274.9	$ 266.3